Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
– equity securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	€ 33,234	€ 22,847
of which sold or repledged at fair value	20,526	18,613
– debt securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	119,908	103,723
of which sold or repledged at fair value	€ 86,448	€ 66,636